N-4	Jan. 03, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Variable Separate Account VA-2
Entity Central Index Key	0000814848
Entity Investment Company Type	N-4
Document Period End Date	Jan. 03, 2025
Amendment Flag	false
Putnam V T Global Asset Allocation Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund, Class IB [5]	[1]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. /
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.11%	[2]
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Putnam V T Global Health Care Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund, Class IB [5]	[1]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC /
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.16%

[1]	Though the investment advisor has retained the services of both Franklin Templeton Investment Management Limited (FTIML) and The Putnam Advisory Company, LLC (PAC), FTIML and PAC do not currently manage any assets of the fund.
[2]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.